ACQUISITIONS, GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Acquisitions Goodwill And Intangible Assets
SUMMARY OF GOODWILL

A summary of our goodwill as of December 31, 2022 and 2021 is shown below:

	December 31, 2022	December 31, 2021
Balance at beginning of the year ended	$21,062,455	$21,062,455
Less: Derecognition upon recording of gain on non-financial asset	(4,880,000)	-
Less; Goodwill impairment due to market capitalization	(4,111,079)	-

Balance at the end of the year ended	$12,071,376	$21,062,455

SCHEDULE OF INTANGIBLE ASSETS

The following table summarizes the balances as of December 31, 2022 and 2021, respectively, of the intangible assets acquired, their useful life, and annual amortization:

	December 31, 2022	Remaining Estimated Useful Life (Years)
Intangible asset – Intellectual property	$819,191	16.00
Intangible asset – Capitalization of license cost	190,989	16.00
	1,010,180
Less Accumulated Amortization	(201,180)
Less: Derecognition of carrying value upon transfer of non-financial asset	(809,000)
Total	$-

	December 31, 2021	Remaining Estimated Useful Life (Years)
Intangible asset – Intellectual property	$819,191	17.00
Intangible asset – Capitalization of license cost	190,989	17.00
	1,010,180
Less Accumulated Amortization	(188,339)
Total	$821,841